UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2
________________________________________________________________
1.   Name and address of issuer:
     Anchor National Life Insurance Company
     1 SunAmerica Center
     Los Angeles, California 90067-6022
________________________________________________________________
2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):     [   ]

Variable Annuity Account Five
_________________________________________________________________
3.   Investment Company Act File Number:     811-7727

     Securities Act File Number:
_________________________________________________________________
4(a) Last day of fiscal year for which this notice is filed:
        March 31, 1999
________________________________________________________________
4(b) [   ]    Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
________________________________________________________________
4(c) [   ]    Check box if this is the last time the issuer will
be filing this Form.
________________________________________________________________
5.   Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during the
fiscal year pursuant to Section 24f-2:
                                                  $229,695,903

       (ii)  Aggregate price of securities redeemed or
repurchased
             During the fiscal year:
                                                  $(17,204,822)

      (iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
Registration fees payable to the Commission:
                                              $0.00
             Total available redemption credits [add Items 5(ii)
and 5(iii)]:
                                         $(17,204,822)
      (v)    Net sales ---- if Item 5(i) is greater than Item
5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                         $212,491,081

     (vi)    Redemption credits available for use in future
years:
                                         $0.00
        ---- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:
                                         $0.00

    (vii)    Multiplier for determining registration fee (See
Instruction C9):
                                         X.000278

   (viii)    Registration fee due [multiply Item 5(v) by Item
5(vii)
            (Enter "0" if no fee is due):
                                       = $59,072.52

6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due ---- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
D):
                                     +  $0.00
8.   Total of the amount of the registration fee due plus any
interest due
    (line 5(viii) plus line 7):
                                  =  $59,072.52
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                   June 28, 1999

          Method of Delivery:
                         [X]  Wire Transfer
                                                       [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:


/s/Scott L. Robinson
Scott L. Robinson
Senior Vice President


Date: June 28, 1999